Schedule of Debt Issuance Costs and Debt Balances (Details) - AgeX Therapeutics Inc [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Debt [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	$ 28,160
Origination Fee	1,590
Debt Exchanged for Preferred Stock	(25,993)
Total Debt	3,757
Debt Issuance Costs	(9,003)
Amortization of Debt Issuance Costs	8,918
Total Debt, Net	3,672
Total Debt Net [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	38,160
Origination Fee	2,290
Debt Exchanged for Preferred Stock	(36,000)
Total Debt	4,450
Debt Issuance Costs	(9,669)
Amortization of Debt Issuance Costs	9,584
Total Debt, Net	4,365
2020 Loan Agreement [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	8,000
Origination Fee
Debt Exchanged for Preferred Stock	(8,000)
Total Debt
Debt Issuance Costs	(2,806)
Amortization of Debt Issuance Costs	2,806
Total Debt, Net
2022 Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	20,160
Origination Fee	1,590
Debt Exchanged for Preferred Stock	(17,993)
Total Debt	3,757
Debt Issuance Costs	(6,197)
Amortization of Debt Issuance Costs	6,112
Total Debt, Net	3,672
2023 Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	10,000
Origination Fee	700
Debt Exchanged for Preferred Stock	(10,007)
Total Debt	693
Debt Issuance Costs	(666)
Amortization of Debt Issuance Costs	666
Total Debt, Net	$ 693